Document and Entity Information	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	false
Entity Registrant Name	Cartesian Therapeutics, Inc.
Entity Central Index Key	0001453687
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false